PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST TRANSACTIONS	PARTY-IN-INTEREST TRANSACTIONS

Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the Employer, and certain others. Refer to "Note 1 - Description of Plan" for information related to the transition from OneAmerica to Voya. The Plan holds units of a collective investment fund advised by BMO Asset Management US. Transactions in this fund qualify as party-in-interest transactions. The Plan’s payments of trustee fees to Matrix, the previous trustee, and Voya, the Plan's current trustee, and audit fees to Crowe LLP, the Plan's auditor, qualify as party-in-interest transactions. The Plan also holds shares of Company common stock. At December 31, 2025 and 2024, the Plan held 103,369 and 97,390 shares, respectively, of the Company’s common stock with a fair value of $3,247,846 and $2,681,153, respectively. During the twelve months ended December 31, 2025, purchases and sales of the Company's common stock totaled $520,375 and $329,979, respectively. Notes receivable from participants also reflect party-in-interest transactions. Certain administrative functions are performed by officers or employees of the Bank. No such officer or employee receives compensation from the Plan. Certain administrative expenses of the Plan are paid directly by the Bank.